Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Detail) - EBP 011 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	02-0642224
EBP, Plan Number	011
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,540,055,955
EBP, Note Receivable from Participant	$ 20,114,553	$ 17,640,597
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 548,690,162
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 946,391,787
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Contrafund Commingled Pool | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Contrafund Commingled Pool [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 156,310,609
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Managed Income Portfolio II Class 4 | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Managed Income Portfolio II Class 4 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 44,484,112
Investment, Identifier [Axis]: Common/Collective Trusts | Harbor Capital Appreciation Fund CIT 4 | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Harbor Capital Appreciation Fund CIT 4 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 123,496,757
Investment, Identifier [Axis]: Common/Collective Trusts | MFS Mid Cap Growth CIT Class 2W | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Mid Cap Growth CIT Class 2W [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 31,059,781
Investment, Identifier [Axis]: Common/Collective Trusts | PGIM Global Total Return Bond Fund Class R | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PGIM Global Total Return Bond Fund Class R [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,316,130
Investment, Identifier [Axis]: Common/Collective Trusts | Prudential Core Plus Bond Fund Class 3 | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Prudential Core Plus Bond Fund Class 3 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 21,185,007
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2025 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 49,858,989
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2030 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 82,524,659
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2035 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 71,485,725
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2040 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 112,075,590
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2045 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 73,133,303
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2050 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 65,624,225
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2055 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 53,472,699
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2060 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 27,840,004
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2065 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 10,453,332
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2070 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 936,940
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement Income Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Trust II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 16,133,925
Investment, Identifier [Axis]: Employer Securities | RPM International Inc | Company stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	RPM International Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 44,974,006
Investment, Identifier [Axis]: Mutual Funds | American Funds EuroPacific Growth Class R6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Class R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 14,282,660
Investment, Identifier [Axis]: Mutual Funds | American Funds Washington Mutual Investors Class R6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Washington Mutual Investors Class R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 75,936,460
Investment, Identifier [Axis]: Mutual Funds | Artisan International Value Fund Institutional Class | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Artisan International Value Fund Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 25,013,799
Investment, Identifier [Axis]: Mutual Funds | Fidelity Government Income Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 14,558,651
Investment, Identifier [Axis]: Mutual Funds | Fidelity Government Money Market K6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market K6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,475
Investment, Identifier [Axis]: Mutual Funds | Janus Henderson Balanced Fund Class N | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Janus Henderson Balanced Fund Class N [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 54,339,905
Investment, Identifier [Axis]: Mutual Funds | Vanguard Cash Reserves Federal Money Market Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Cash Reserves Federal Money Market Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,218,202
Investment, Identifier [Axis]: Mutual Funds | Vanguard Institutional Index Plus | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Plus [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 159,187,292
Investment, Identifier [Axis]: Mutual Funds | Vanguard Mid-Cap Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard MidCap Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 59,848,523
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small-Cap Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard SmallCap Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 31,150,998
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total Bond Market Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Market Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 48,883,585
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total International Stock Institutional Class | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Stock Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment company [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 57,264,612